INCOME TAX - Schedule of effective income tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 5,640	$ 2,792	$ (1,880)
Foreign	(3,902)	(2,549)	(2,142)
Income (loss) before income taxes	$ 1,738	$ 243	$ (4,022)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expenses(income)	$ 400	$ 56	$ (925)
Changes in valuation allowance	(6,282)	(601)	943
Changes in foreign currency exchange rate	2,864	315	527
Different tax rates	845	(89)	(82)
Non-deductible expenses and other differences	163	(99)	(463)
Actual tax (income)	$ (2,010)	$ (418)	$ 0